DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Schedule of consulting services assets and liabilities
	Three months ended September 30,
	2024	2023
Revenue	$-	$1,085,980
Cost of revenue	-	808,402
Gross Profit	-	277,578
Operating expenses:
General and Administrative	-	1,049
Total operating expenses	-	1,049
Net income from discontinued operations	$-	$276,529
	Nine months ended September 30,
	2024	2023
Revenue	$-	$3,592,700
Cost of revenue	-	3,056,524
Gross Profit	-	536,176
Operating expenses:
General and Administrative	-	1,050
Total operating expenses	-	1,050
Net income from discontinued operations	$-	$535,126

	December 31, 2023	December 31, 2022

Accounts receivable, net of allowance for doubtful accounts of $0 and $62,427, respectively	$-	$1,223,869
Total current assets from discontinued operations	$-	$1,223,869

Accrued expenses and compensation	$-	$2,643
Total current liabilities associated with discontinued operations	$-	$2,643

Schedule of consulting services revenue statement of operation
	Years Ended December 31,
	2023	2022
Revenue	$3,576,667	$4,120,755
Cost of revenue	2,502,276	2,949,587
Gross Profit	1,074,391	1,171,168
Operating expenses:
General and Administrative	-	49,939
Total operating expenses	-	49,939
Other Income	-	28
Net income from discontinued operations	$1,074,391	$1,121,257